Revenue and Segment Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Accounts receivable	$ 707	$ 217
Additions	6,224	4,144
Deductions	(5,853)	(3,654)
Accounts receivable	$ 1,078	$ 707